CONTINGENT RECEIVABLE (Details Narrative)	Nov. 10, 2025 USD ($) $ / shares	Dec. 31, 2025 USD ($)	Nov. 10, 2025 CAD ($) $ / shares	Jul. 11, 2025 $ / shares	Jul. 11, 2025 $ / shares	Apr. 28, 2025 $ / shares	Apr. 28, 2025 $ / shares	Mar. 31, 2025 USD ($)	Jan. 09, 2025 $ / shares	Jan. 09, 2025 $ / shares	Mar. 31, 2024 USD ($)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Transfer amount		$ 70,449						$ 68,080			$ 64,936
Share price at grant date | (per share)				$ 6.946	$ 9.50	$ 8.64	$ 12.00		$ 29.55	$ 42.39
Sharing Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Agreement description	The Sharing Agreement calculates each additional tranche, as the Transfer Amount of CAD$1,209,091 ($882,152 at balance sheet rate) minus the difference between the Benchmark Price of CAD$7.75 ($5.65 at balance sheet rate) and the trailing 20-day Value Weighted Average Price times 164,223 (Transfer Amount – ((Benchmark Price – 20-day VWAP)*164,223). The Company is responsible to pay 8% brokerage fee with each tranche
Transfer amount	$ 882,152		$ 1,209,091
Share price at grant date | (per share)	$ 5.65		$ 7.75
Brokerage fee percentage	8.00%		8.00%